Business Combinations - Components of Identifiable Intangible Assets Acquired and Their Estimated Useful Lives (Detail) - USD ($)	1 Months Ended		9 Months Ended
	Feb. 28, 2019	Apr. 30, 2018	Sep. 30, 2019
Developed technology
Business Acquisition [Line Items]
Cost			$ 200,000
Trade name
Business Acquisition [Line Items]
Cost			$ 8,000
Retrofit
Business Acquisition [Line Items]
Cost		$ 5,580,000
Retrofit | Customer relationships
Business Acquisition [Line Items]
Cost		$ 3,890,000
Useful Life		10 years
Retrofit | Developed technology
Business Acquisition [Line Items]
Cost		$ 1,650,000
Useful Life		5 years
Retrofit | Trade name
Business Acquisition [Line Items]
Cost		$ 40,000
Useful Life		2 years
myStrength
Business Acquisition [Line Items]
Cost	$ 13,900,000
myStrength | Customer relationships
Business Acquisition [Line Items]
Cost	$ 4,300,000
Useful Life	7 years
myStrength | Developed technology
Business Acquisition [Line Items]
Cost	$ 9,200,000
Useful Life	7 years
myStrength | Trade name
Business Acquisition [Line Items]
Cost	$ 400,000
Useful Life	5 years